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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

1189 Lancaster Avenue                Berwyn, Pennsylvania                    19312

           (Address of principal executive offices)                          (Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2009

Date of reporting period:       September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
AEROSPACE & DEFENSE - 2.6%
Ducommun, Inc.	178,266	$3,371,010

AIRLINES - 2.8%
SkyWest, Inc.	225,700	3,733,078

AUTO - TRUCK TRAILERS - 1.2%
Wabash National Corp.+	575,975	1,566,652

AUTO PARTS & EQUIPMENT - 4.1%
Exide Technologies+	681,800	5,413,492

BANKS - 5.1%
Old National Bancorp	194,500	2,178,400
Suffolk Bancorp	156,021	4,602,620
		6,781,020
COMMERCIAL PRINTING - 5.4%
Courier Corp.	180,397	2,733,015
Ennis, Inc.	276,078	4,453,138
		7,186,153
COMMERCIAL SERVICES & SUPPLIES - 2.1%
American Ecology Corp.	148,435	2,769,797

COMMUNICATIONS EQUIPMENT - 3.1%
3Com Corp.+	794,000	4,144,680

COMPUTERS & PERIPHERALS - 1.3%
Stratasys, Inc.+	98,000	1,677,760

CONSTRUCTION & ENGINEERING - 2.4%
Granite Construction, Inc.	102,000	3,155,880

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
Advanced Energy Industries, Inc.+	309,700	4,391,546
Plexus Corp.+	30,000	789,000
		5,180,546
ELECTRONICS - 2.3%
Methode Electronics, Inc.	354,075	3,069,830

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
FOOD - 3.0%
Chiquita Brands International, Inc.+	244,800	$3,955,968

HEALTH CARE PROVIDERS & SERVICES - 4.8%
LifePoint Hospitals, Inc.+	112,500	3,043,125
RehabCare Group, Inc.+	154,284	3,346,420
		6,389,545
HOME FURNISHINGS - 4.6%
Ethan Allen Interiors, Inc.	165,800	2,735,700
Hooker Furniture Corp.	248,347	3,352,684
		6,088,384
INFORMATION SERVICES - 2.1%
CIBER, Inc.+	678,808	2,715,232

INSURANCE - 9.2%
American Equity Investment Life Holding Co.	616,500	4,327,830
FPIC Insurance Group, Inc.+	102,715	3,446,088
Horace Mann Educators Corp.	315,350	4,405,440
		12,179,358
INTERNET SOFTWARE & SERVICES - 2.3%
Vasco Data Security International, Inc.+	415,665	3,080,078

INVESTMENT BANK/BROKER - 0.9%
LaBranche & Co., Inc.+	331,100	1,125,740

MACHINERY - 4.7%
Gorman-Rupp Co. (The)	57,000	1,419,870
Graham Corp.	114,325	1,777,754
Tennant Co.	103,700	3,013,522
		6,211,146
MISCELLANEOUS MANUFACTURING - 2.1%
Sturm, Ruger & Co., Inc.	212,700	2,752,338

OFFICE FURNITURE PRODUCTS - 3.1%
Knoll, Inc.	394,000	4,109,420

OIL & GAS SERVICES - 6.9%
CARBO Ceramics, Inc.	50,000	2,577,500
Gulf Island Fabrication, Inc.	175,731	3,286,170
Newpark Resources, Inc.+	1,006,850	3,231,988
		9,095,658

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
RETAIL - 4.7%
Dress Barn, Inc.+	177,200	$3,168,336
Genesco, Inc.+	127,200	3,061,704
		6,230,040
RETAIL - FOOD - 2.3%
Ingles Markets, Inc. - Class A	194,694	3,068,377

SEMICONDUCTORS - 5.7%
Cohu, Inc.	259,050	3,499,766
Rudolph Technologies, Inc.+	556,725	4,108,630
		7,608,396
THRIFTS & MORTGAGE FINANCE - 3.0%
Dime Community Bancshares, Inc.	353,250	4,030,582

TOTAL COMMON STOCKS (Cost $132,044,546)		$126,690,160

MONEY MARKET FUNDS - 4.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.10%*	2,650,773	$2,650,773
Fidelity Institutional Money Market Portfolio - Select Class, 0.37%*	2,650,773	2,650,773
TOTAL MONEY MARKET FUNDS (Cost $5,301,546)		$5,301,546

TOTAL INVESTMENTS AT VALUE - 99.7% (Cost $137,346,092)		$131,991,706

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		463,539

NET ASSETS - 100.0%		$132,455,245

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 26.8%	Shares	Value
AUTO PARTS & EQUIPMENT - 0.3%
Gentex Corp.	125,000	$1,763,750

BANKS - 2.3%
New York Community Bancorp, Inc.	494,000	5,641,480
Suffolk Bancorp	240,023	7,080,679
		12,722,159
BEVERAGES - 1.4%
Coca-Cola Co. (The)	150,000	8,055,000

COMMERCIAL PRINTING - 1.0%
Ennis, Inc.	339,107	5,469,796

COMMERCIAL SERVICES & SUPPLIES - 0.3%
American Ecology Corp.	74,750	1,394,835

DIVERSIFIED FINANCIAL SERVICES - 0.7%
JPMorgan Chase & Co.	95,000	4,162,900

ELECTRICAL EQUIPMENT - 1.1%
Emerson Electric Co.	159,000	6,372,720

ELECTRONICS - 0.5%
Methode Electronics, Inc.	326,431	2,830,157

ENERGY EQUIPMENT & SERVICES - 0.4%
Tidewater, Inc.	46,000	2,166,140

FOOD - 2.5%
Campbell Soup Co.	214,000	6,980,680
ConAgra Foods, Inc.	320,000	6,937,600
		13,918,280
FOOD - WHOLESALE - 1.5%
SYSCO Corp.	341,000	8,473,850

HEALTH CARE - PRODUCTS - 1.5%
Johnson & Johnson	139,000	8,463,710

HOUSEHOLD PRODUCTS - 1.5%
Kimberly-Clark Corp.	145,000	8,552,100

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.8% (Continued)	Shares	Value
INSURANCE - 1.7%
American Equity Investment Life Holding Co.	130,942	$919,213
Chubb Corp. (The)	167,000	8,418,470
		9,337,683
MEDIA - 1.0%
Walt Disney Co. (The)	198,000	5,437,080

METAL - ALUMINUM - 1.0%
Alcoa, Inc.	410,000	5,379,200

MISCELLANEOUS MANUFACTURING - 1.0%
3M Co.	79,000	5,830,200

OIL & GAS SERVICES - 0.5%
CARBO Ceramics, Inc.	52,000	2,680,600

PERSONAL SERVICES - 1.1%
Hillenbrand, Inc.	313,366	6,383,265

PHARMACEUTICALS - 2.5%
AstraZeneca PLC - ADR	156,500	7,034,675
GlaxoSmithKline PLC - ADR	177,000	6,993,270
		14,027,945
RETAIL - FOOD - 0.8%
Ingles Markets, Inc. - Class A	291,703	4,597,239

SEMICONDUCTORS - 1.0%
Intel Corp.	287,000	5,610,850

SOFTWARE - 1.2%
Microsoft Corp.	253,000	6,529,930

TOTAL COMMON STOCKS (Cost $128,084,577)		$150,159,389

PREFERRED STOCKS - 0.6%	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Grace Acquisition I, Inc. - Series B+	76,000	$38,000
Public Storage - Series F	150,331	3,221,593
TOTAL PREFERRED STOCKS (Cost $4,732,905)		$3,259,593

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 62.1%	Par Value	Value
AEROSPACE & DEFENSE - 1.5%
Ceradyne, Inc., 2.875%, due 12/15/35 CV	$9,472,000	$8,536,640

BEVERAGES - RETAIL - 1.3%
Starbucks Corp., 6.25%, due 08/15/17	6,528,000	6,987,036

BOOK PUBLISHING - 1.2%
McGraw-Hill Cos., Inc. (The), 6.55%, due 11/15/37	6,999,000	6,892,342

COMMERCIAL PRINTING - 0.4%
Cenveo, Inc., 7.875%, due 12/01/13	2,900,000	2,327,250

COMMERCIAL SERVICES & SUPPLIES - 2.6%
School Specialty, Inc., 3.75%, due 11/30/26 CV	15,990,000	14,730,787

CONSUMER PRODUCTS - 2.0%
Church & Dwight Co., Inc., 6.00%, due 12/15/12	11,007,000	11,254,658

CORRECTIONAL FACILITIES - 3.4%
Corrections Corp. of America, 6.25%, due 03/15/13	15,212,000	14,983,820
GEO Group, Inc. (The), 8.25%, due 07/15/13	4,090,000	4,130,900
		19,114,720
COSMETICS & PERSONAL CARE - 1.9%
Chattem, Inc., 7.00%, due 03/01/14	10,642,000	10,748,420

ELECTRIC UTILITIES - 1.0%
Constellation Energy Group, Inc., 4.55%, due 06/15/15	4,862,000	4,737,966
PSEG Power, Inc., 5.50%, due 12/01/15	1,000,000	1,074,300
		5,812,266
ENERGY EQUIPMENT & SERVICES - 0.1%
Cameron International Corp., 6.375%, due 07/15/18	745,000	789,296

ENERGY SERVICES - 2.4%
Bristow Group, Inc., 6.125%, due 06/15/13	14,343,000	13,715,494

FOOD - 2.4%
Chiquita Brands International, Inc., 7.50%, due 11/01/14	7,375,000	7,338,125
Chiquita Brands International, Inc., 8.875%, due 12/01/15	5,625,000	5,793,750
		13,131,875
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Hospira, Inc., 6.05%, due 03/30/17	5,718,000	5,987,747

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 62.1% (Continued)	Par Value	Value
HEALTH CARE PROVIDERS & SERVICES - 5.2%
AmerisourceBergen Corp., 5.875%, due 09/15/15	$620,000	$667,759
Humana, Inc., 6.30%, due 08/01/18	11,221,000	10,701,950
LifePoint Hospitals, Inc., 3.25%, due 08/15/25 CV	7,150,000	6,256,250
Omnicare, Inc., 3.25%, due 12/15/35 CV	9,296,000	7,134,680
Quest Diagnostics, Inc., 5.45%, due 11/01/15	4,186,000	4,417,997
		29,178,636
HOUSEHOLD DURABLES - 2.1%
D.R. Horton, Inc., 5.375%, due 06/15/12	9,025,000	9,025,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	2,895,000
		11,920,000
INFORMATION SERVICES - 2.0%
Equifax, Inc., 6.30%, due 07/01/17	2,455,000	2,448,335
Equifax, Inc., 6.90%, due 07/01/28	2,070,000	1,984,788
Equifax, Inc., 7.00%, due 07/01/37	6,605,000	6,489,056
		10,922,179
INSURANCE - 6.4%
American Equity Investment Life Holding Co., 5.25%, due 12/06/24 CV	14,000,000	12,950,000
Horace Mann Educators Corp., 6.85%, due 04/15/16	13,000,000	12,606,074
Unum Group, 7.625%, due 03/01/11	9,851,000	10,155,238
		35,711,312
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Smith & Wesson Holding Corp., 4.00%, due 12/15/26 CV	8,000,000	7,450,000

MACHINERY - 2.8%
Columbus McKinnon Corp., 8.875%, due 11/01/13	1,197,000	1,208,970
Westinghouse Air Brake Technologies Corp., 6.875%, due 07/31/13	14,310,000	14,381,550
		15,590,520
MEDIA - 0.2%
TCI Communications, Inc., 7.125%, due 02/15/28	1,000,000	1,080,935

METAL PRODUCTS - 2.3%
Valmont Industries, Inc., 6.875%, due 05/01/14	12,400,000	12,617,000

MISCELLANEOUS MANUFACTURING - 0.2%
General Electric Co., 5.25%, due 12/06/17	1,333,000	1,367,991

OIL & GAS - 2.5%
Frontier Oil Corp., 6.625%, due 10/01/11	13,770,000	13,770,000

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 62.1% (Continued)	Par Value	Value
PACKAGING & CONTAINERS - 2.2%
Silgan Holdings, Inc., 6.75%, due 11/15/13	$12,562,000	$12,467,785

PERSONAL SERVICES - 1.6%
Service Corp. International, 7.875%, due 02/01/13	810,000	793,800
Service Corp. International, 7.375%, due 10/01/14	8,340,000	8,402,550
		9,196,350
PHARMACEUTICALS - 1.5%
Valeant Pharmaceuticals International, 3.00%, due 08/16/10 CV	8,000,000	8,420,000

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Health Care REIT, Inc., 6.00%, due 11/15/13	5,035,000	4,942,789
Health Care REIT, Inc., 5.875%, due 05/15/15	8,260,000	7,855,731
Realty Income Corp., 5.95%, due 09/15/16	1,730,000	1,658,705
		14,457,225
RETAIL - 5.7%
Home Depot, Inc. (The), 5.40%, due 03/01/16	1,569,000	1,640,369
Home Depot, Inc. (The), 5.875%, due 12/16/36	5,727,000	5,556,370
Kohl's Corp., 6.00%, due 01/15/33	91,000	89,866
Wal-Mart Stores, Inc., 5.25%, due 09/01/35	12,235,000	12,251,603
Woolworth Corp., 8.50%, due 01/15/22	12,852,000	12,145,140
		31,683,348
TELECOMMUNICATIONS - 0.7%
Ameritech Capital Funding Corp., 6.875%, due 10/15/27	2,000,000	2,080,556
Verizon Communications, Inc., 4.75%, due 10/01/13	1,500,000	1,559,599
		3,640,155
TELECOMMUNICATIONS EQUIPMENT - 0.1%
Anixter, Inc., 5.95%, due 03/01/15	740,000	653,975

TOYS/GAMES/HOBBIES - 1.4%
Hasbro, Inc., 6.30%, due 09/15/17	2,575,000	2,696,458
Hasbro, Inc., 6.60%, due 07/15/28	5,100,000	4,852,206
		7,548,664

TOTAL CORPORATE BONDS (Cost $326,607,278)		$347,704,606

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENT - 0.5%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 09/30/09, due 10/01/09, repurchase proceeds: $2,715,120 (Cost $2,715,119)#	$2,715,119	$2,715,119

MONEY MARKET FUNDS - 9.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.10%*	26,539,945	$26,539,945
Fidelity Institutional Money Market Portfolio - Select Class, 0.37%*	26,539,945	26,539,945
TOTAL MONEY MARKET FUNDS (Cost $53,079,890)		$53,079,890

TOTAL INVESTMENTS AT VALUE - 99.5% (Cost $515,219,769)		$556,918,597

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		2,827,467

NET ASSETS - 100.0%		$559,746,064

ADR	- American Depositary Receipt.
CV	- Convertible Security.

+	Non-income producing security.
#	Repurchase agreement is fully collateralized by $2,715,119 FGCI #G11649, 4.50%, due 02/01/20. The aggregate market value of the collateral at September 30, 2009 was $2,769,693.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
AUTO PARTS & EQUIPMENT - 2.1%
Gentex Corp.	11,575	$163,323

BANKS - 2.8%
New York Community Bancorp, Inc.	18,725	213,840

BEVERAGES - 3.5%
Coca-Cola Co. (The)	5,075	272,527

COMPUTERS - 3.1%
Hewlett-Packard Co.	5,000	236,050

DIVERSIFIED FINANCIAL SERVICES - 2.3%
JPMorgan Chase & Co.	4,050	177,471

ELECTRICAL EQUIPMENT - 3.2%
Emerson Electric Co.	6,125	245,490

ENVIRONMENTAL CONTROL - 2.5%
Waste Management, Inc.	6,575	196,067

FOOD - 6.1%
Campbell Soup Co.	7,450	243,019
ConAgra Foods, Inc.	10,650	230,892
		473,911
FOOD - WHOLESALE - 3.4%
SYSCO Corp.	10,425	259,061

HEALTH CARE - PRODUCTS - 3.3%
Johnson & Johnson	4,175	254,216

HOME FURNISHINGS - 0.9%
Ethan Allen Interiors, Inc.	4,425	73,013

HOUSEHOLD PRODUCTS - 2.8%
Kimberly-Clark Corp.	3,725	219,700

INSURANCE - 7.4%
Chubb Corp. (The)	4,950	249,529

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
INSURANCE - 7.4% (Continued)
Unum Group	14,850	$318,384
		567,913
INVESTMENT MANAGEMENT - 1.9%
T. Rowe Price Group, Inc.	3,150	143,735

MEDIA - 3.1%
Walt Disney Co. (The)	8,650	237,529

METAL - ALUMINUM - 3.5%
Alcoa, Inc.	20,400	267,648

MISCELLANEOUS MANUFACTURING - 3.3%
3M Co.	3,425	252,765

OIL & GAS - 2.7%
Chevron Corp.	2,950	207,769

OIL FIELD SERVICES - 4.1%
BJ Services Co.	16,200	314,766

PERSONAL SERVICES - 2.6%
Hillenbrand, Inc.	9,800	199,626

PHARMACEUTICALS - 9.6%
Abbott Laboratories	4,375	216,431
AstraZeneca PLC - ADR	5,025	225,874
GlaxoSmithKline PLC - ADR	5,700	225,207
Pfizer, Inc.	4,600	76,130
		743,642
RETAIL - 2.3%
Best Buy Co., Inc.	4,775	179,158

SEMICONDUCTORS - 9.1%
Intel Corp.	11,975	234,111
QLogic Corp.+	13,325	229,057
Teradyne, Inc.+	26,050	240,962
		704,130
SOFTWARE - 3.0%
Microsoft Corp.	9,075	234,226

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
SPECIALTY RETAIL - 2.9%
Lowe's Cos., Inc.	10,625	$222,487

TOTAL COMMON STOCKS (Cost $6,844,893)		$7,060,063

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
iShares S&P Midcap 400 Value Index Fund (Cost $86,244)	1,275	$80,388

MONEY MARKET FUNDS - 7.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.10%*	269,084	$269,084
Fidelity Institutional Money Market Portfolio - Select Class, 0.37%*	269,084	269,084
TOTAL MONEY MARKET FUNDS (Cost $538,168)		$538,168

TOTAL INVESTMENTS AT VALUE - 99.5% (Cost $7,469,305)		$7,678,619

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		39,481

NET ASSETS - 100.0%		$7,718,100

ADR	- American Depositary Receipt.

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See Accompanying Notes to Schedule of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

1.   Securities Valuation

Securities of The Berwyn Funds (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2009:

Valuation Inputs	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund

Level 1 - Quoted Prices	$131,991,706	$209,213,991	$7,678,619
Level 2 - Other Significant Observable Inputs	-	347,704,606	-
Level 3 - Significant Unobservable Inputs	-	-	-
Total	$131,991,706	$556,918,597	$7,678,619

As of September 30, 2009, all of the securities held by Berwyn Fund and Berwyn Cornerstone Fund and all of the investments other than corporate bonds held by Berwyn Income Fund were valued using Level 1 inputs. See each respective Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by industry type, as required by GAAP.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value Berwyn Income Fund’s investments as of September 30, 2009 by security type, as required by GAAP:

	Level 1	Level 2	Level 3	Total
Common stocks	$150,159,389	$-	$-	$150,159,389
Preferred stocks	3,259,593	-	-	3,259,593
Corporate bonds	-	347,704,606	-	347,704,606
Repurchase agreements	2,715,119	-	-	2,715,119
Money market funds	53,079,890	-	-	53,079,890
Total	$209,213,991	$347,704,606	$-	$556,918,597

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2009:

			Berwyn
	Berwyn	Berwyn Income	Cornerstone
	Fund	Fund	Fund
Cost of portfolio investments	$140,826,470	$516,505,987	$7,507,493

Gross unrealized appreciation	$18,282,364	$45,867,105	$828,200
Gross unrealized depreciation	(27,117,128)	(5,454,495)	(657,074)

Net unrealized appreciation (depreciation)	$(8,834,764)	$40,412,610	$171,126

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*	/s/ Robert E. Killen
Robert E. Killen, President

Date          November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Killen
Robert E. Killen, President

Date          November 4, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          November 4, 2009

* Print the name and title of each signing officer under his or her signature.